Summarised financial information of subsidiaries with material non-controlling interests - Schedule of Financial Information of Subsidiaries With Material Non-Controlling Interests (Details) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd. [Member]
Summarised financial information of subsidiaries with material non-controlling interests - Schedule of Financial Information of Subsidiaries With Material Non-Controlling Interests (Details) [Line Items]
Assets	¥ 36,551	¥ 21,781	¥ 33,060
-Liabilities	(36,058)	(23,699)	(23,017)
Total current net assets/(liabilities)	493	(1,918)	10,043
-Assets	16,384	13,333	8,958
-Liabilities	(4,348)	0	(9,167)
Total non-current net assets	12,036	13,333	(209)
Net assets/(liabilities)	12,529	11,415	9,834
Revenue	51,520	44,802	36,952
Profit/(loss) before income tax	4,774	4,140	6,252
Income tax (expense)/credit	(1,194)	(1,035)	(1,563)
Profit/(loss) and total comprehensive income/(loss) for the year	3,580	3,105	4,689
Total comprehensive income/(loss) allocated to non-controlling interests	1,164	1,009	1,524
Cash flows from operating activities
Cash generated from operations	(5,767)	19,058	(1,127)
Income tax paid	(2,040)	(8)	0
Net cash generated from/(used in) operating activities	(7,807)	19,050	(1,127)
Net cash used in investing activities	(1,360)	(5,992)	(2,955)
Net cash generated from/(used in) financing activities	6,112	(13,283)	6,344
Net increase/(decrease) in cash and cash equivalents	(3,055)	(225)	2,262
Cash and cash equivalents at beginning of the year	3,143	3,368	1,106
Cash and cash equivalents at end of the year	88	3,143	3,368
Dividend paid to non-controlling interests	802	496	2,685
Shanghai Pengai Aesthetic Medical Clinic Co., Ltd. [Member]
Summarised financial information of subsidiaries with material non-controlling interests - Schedule of Financial Information of Subsidiaries With Material Non-Controlling Interests (Details) [Line Items]
Assets	41,670	24,301	20,587
-Liabilities	(93,683)	(80,348)	(56,395)
Total current net assets/(liabilities)	(52,013)	(56,047)	(35,808)
-Assets	27,034	40,940	46,180
-Liabilities	(10,075)	(22,558)	(39,215)
Total non-current net assets	16,959	18,382	6,965
Net assets/(liabilities)	(35,054)	(37,665)	(28,843)
Revenue	52,529	50,287	44,422
Profit/(loss) before income tax	2,611	(7,409)	(7,031)
Income tax (expense)/credit	0	(1,412)	1,758
Profit/(loss) and total comprehensive income/(loss) for the year	2,611	(8,821)	(5,273)
Total comprehensive income/(loss) allocated to non-controlling interests	522	(1,764)	(1,055)
Cash flows from operating activities
Cash generated from operations	4,665	15,096	(1,110)
Income tax paid	0	0	0
Net cash generated from/(used in) operating activities	4,665	15,096	(1,110)
Net cash used in investing activities	(21)	(1,250)	(715)
Net cash generated from/(used in) financing activities	(5,703)	(13,166)	2,380
Net increase/(decrease) in cash and cash equivalents	(1,059)	680	555
Cash and cash equivalents at beginning of the year	1,358	678	123
Cash and cash equivalents at end of the year	299	1,358	678
Dividend paid to non-controlling interests	0	0	0
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd. [Member]
Summarised financial information of subsidiaries with material non-controlling interests - Schedule of Financial Information of Subsidiaries With Material Non-Controlling Interests (Details) [Line Items]
Assets	36,090	18,096	19,509
-Liabilities	(57,745)	(42,734)	(46,968)
Total current net assets/(liabilities)	(21,655)	(24,638)	(27,459)
-Assets	28,051	30,987	36,573
-Liabilities	0	(2,031)	(4,631)
Total non-current net assets	28,051	28,956	31,942
Net assets/(liabilities)	6,396	4,318	4,483
Revenue	57,187	62,418	51,431
Profit/(loss) before income tax	2,771	1,600	(2,776)
Income tax (expense)/credit	(693)	(1,765)	1,068
Profit/(loss) and total comprehensive income/(loss) for the year	2,078	(165)	(1,708)
Total comprehensive income/(loss) allocated to non-controlling interests	125	(10)	(102)
Cash flows from operating activities
Cash generated from operations	(10,091)	8,472	(3,492)
Income tax paid	0	0	0
Net cash generated from/(used in) operating activities	(10,091)	8,472	(3,492)
Net cash used in investing activities	(285)	(569)	(997)
Net cash generated from/(used in) financing activities	7,160	(9,111)	8,817
Net increase/(decrease) in cash and cash equivalents	(3,216)	(1,208)	4,328
Cash and cash equivalents at beginning of the year	3,224	4,432	104
Cash and cash equivalents at end of the year	8	3,224	4,432
Haikou Pengai Aesthetic Medical Hospital Co., Ltd. [Member]
Summarised financial information of subsidiaries with material non-controlling interests - Schedule of Financial Information of Subsidiaries With Material Non-Controlling Interests (Details) [Line Items]
Assets	2,466	2,638	5,339
-Liabilities	(27,681)	(25,581)	(25,022)
Total current net assets/(liabilities)	(25,215)	(22,943)	(19,683)
-Assets	6,140	6,751	12,256
-Liabilities	(2,431)	(3,562)	(4,640)
Total non-current net assets	3,709	3,189	7,616
Net assets/(liabilities)	(21,506)	(19,754)	(12,067)
Revenue	25,024	27,922	32,421
Profit/(loss) before income tax	(1,752)	(5,623)	(5,369)
Income tax (expense)/credit	0	(2,064)	1,342
Profit/(loss) and total comprehensive income/(loss) for the year	(1,752)	(7,687)	(4,027)
Total comprehensive income/(loss) allocated to non-controlling interests	(228)	(999)	(523)
Cash flows from operating activities
Cash generated from operations	1,052	(1,057)	1,771
Income tax paid	0	0	(20)
Net cash generated from/(used in) operating activities	1,052	(1,057)	1,751
Net cash used in investing activities	(417)	(549)	(30)
Net cash generated from/(used in) financing activities	(1,272)	0	0
Net increase/(decrease) in cash and cash equivalents	(637)	(1,606)	1,721
Cash and cash equivalents at beginning of the year	640	2,246	525
Cash and cash equivalents at end of the year	3	640	2,246
Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd. [Member]
Summarised financial information of subsidiaries with material non-controlling interests - Schedule of Financial Information of Subsidiaries With Material Non-Controlling Interests (Details) [Line Items]
Assets	2,141	2,280	3,441
-Liabilities	(28,929)	(28,907)	(31,624)
Total current net assets/(liabilities)	(26,788)	(26,627)	(28,183)
-Assets	18,995	18,899	29,119
-Liabilities	(9,820)	(10,060)	(17,088)
Total non-current net assets	9,175	8,839	12,031
Net assets/(liabilities)	(17,613)	(17,788)	(16,152)
Revenue	31,819	33,688	28,874
Profit/(loss) before income tax	234	479	(8,099)
Income tax (expense)/credit	(59)	(2,115)	2,378
Profit/(loss) and total comprehensive income/(loss) for the year	175	(1,636)	(5,721)
Total comprehensive income/(loss) allocated to non-controlling interests	9	(82)	(286)
Cash flows from operating activities
Cash generated from operations	1,447	(584)	1,691
Income tax paid	0	0	0
Net cash generated from/(used in) operating activities	1,447	(584)	1,691
Net cash used in investing activities	(310)	(494)	(421)
Net cash generated from/(used in) financing activities	(1,670)	0	0
Net increase/(decrease) in cash and cash equivalents	(533)	(1,078)	1,270
Cash and cash equivalents at beginning of the year	533	1,611	341
Cash and cash equivalents at end of the year	¥ 0	¥ 533	¥ 1,611